Shareholder Report, Line Graph (Details) 195449_Tema Alternative Asset Managers ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 01, 2025	Feb. 28, 2026
Tema Alternative Asset Managers ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Tema Alternative Asset Managers ETF NAV
Accumulated Value	$ 10,000	$ 8,346
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Accumulated Value	$ 10,000	$ 10,335